Equity (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2011	-	$-	-	$-

March 30, 2012 - Grant to Creditor One	1,837,000	0.70	-
Outstanding at December 31, 2012	1,837,000	$0.70	0.40	$0.05

October 4, 2013 - Grant to consultant	2,888,888	0.65	4.76	0.12
October 17, 2013 - Granted with Units	77,778	0.65	4.80	0.12
November 21, 2013 - Granted with Units	1,000,000	0.65	4.89	0.12
Outstanding at December 31, 2013	5,803,666	$0.67	3.40	$0.10

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
GRANTEES	Risk free comparative	Risk free rate	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

Consultant	3 year US T-Bond	0.57%	0.0%	3 years	344.2%	1.5 years	$0.70	$0.72
CEO	5 year US T-Bond	1.55%	0.0%	5 years	422.2%	1.5 years	$0.45	$0.74
CSO (former)	5 year US T-Bond	1.55%	0.0%	5 years	422.2%	1.5 years	$0.45	$0.74
CFO	5 year US T-Bond	1.55%	0.0%	5 years	422.2%	1.5 years	$0.74	$0.74

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2012	-	$-	-	-

November 25, 2013 - Grant to consultant	250,000	0.70	2.90	0.07
December 12, 2013 – Grants to officers (in lieu of warrant issuances)	2,000,000	0.45	4.95	0.32
December 12, 2013 – Grant to officer	1,000,000	0.74	4.95	0.12
Outstanding at December 31, 2013	3,250,000	$0.56	4.79	$0.21

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.45	2,000,000	$0.45	$0.32	4.95	nil	nil	$Nil	nil
$0.70	250,000	$0.70	$0.07	2.90	250,000	$0.70	$0.07	2.90
$0.74	1,000,000	$0.74	$0.03	4.95	1,000,000	$0.74	$0.03	4.95

Totals	3,250,000	$0.56	$0.21	4.79	1,250,000	$0.73	$0.04	4.54